Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Live Check Consumer Loans
Financing Receivable, Nonaccrual	$ 6,078,780	$ 6,254,394
Premier Consumer Loans
Financing Receivable, Nonaccrual	2,278,766	2,253,818
Other Consumer Loans
Financing Receivable, Nonaccrual	24,682,665	25,229,846
Real Estate Loans
Financing Receivable, Nonaccrual	1,275,451	1,286,609
Sales Finance Contracts
Financing Receivable, Nonaccrual	3,859,098	3,532,183
Financing Receivable, Nonaccrual	$ 38,174,760	$ 38,556,850